27 Right-of-use asset and lease liability	12 Months Ended
Dec. 31, 2019
Right of Use Asset And Lease Liability [Abstract]
Right-of-use asset and lease liability

27  Right-of-use asset and lease liability

With the adoption of IFRS 16, the Company recognized right-of-use asset and lease liability as follows:

27.1    Right-of-use asset

	Initial adoption on	Additions	Remeasurement Adjustment		Loss on	Balance as of
	January 1, 2019			Amortization	disposal	12.31.2019

Real estate	57,461	2,484	914	(17,705)	(2,999)	40,155
Vehicles	57,564	2,295	2,970	(15,205)	(1,224)	46,400
Equipment	2,997	4,574	-	(1,295)	-	6,276
	118,022	9,353	3,884	(34,205)	(4,223)	92,831

 27.2    Lease liability

27.2.1     Changes in lease liability

Total
Initial adoption on January 1, 2019	118,022
Additions	9,353
Remeasurement Adjustment	3,884
Charges	9,675
Amortization - principal	(30,946)
Payment - charges	(9,130)
Disposals	(4,254)
Balance as of December 31, 2019	96,604

The Company defines the discount rate based on the interest rate applied to the last debentures fundraising, disregarding subsidized or incentivized funding. The last discount rate considered as of December 31, 2019 is 5.85% p.a., applied to contracts effective December 2019 or thereafter. The discount rate on initial adoption was 9.10% p.a.

27.2.2     Maturity of noncurrent installments

2021	22,734
2022	23,251
2023	8,285
2024	9,814
2025	1,252
After 2025	130
65,466
Embedded interest	(2,435)
Lease Liabilities balance on 12.31.2019	63,031

27.2.3     Potential right to Pis/Cofins recoverable

The table below shows the potential right to Pis/Cofins recoverable for Pis/Cofins computed in lease consideration payable in the foreseen periods.

Cash Flows	Nominal	Present value
Lease consideration	114,341	96,604
Potential Pis / Cofins	8,320	7,296

27.3    Impact of forecast inflation on discounted cash flows

In accordance with IFRS 16, in measuring and remeasuring lease liabilities and right-of-use assets, the Company used the discounted cash flow method without considering forecast future inflation, according to the prohibition imposed by the standard.

However, given the current reality of long-term interest rates in the Brazilian economic environment, the table below shows the comparative balances between the information recorded in accordance with IFRS 16 and the amount that would be recorded considering forecast inflation:

	Balance in accordance with IFRS 16	Inflation projected balance	%
Lease liabilities	96,604	106,148	9.88%
Right to use assets	92,831	100,061	7.79%
Financial expense	9,675	10,341	6.88%
Amortization expense	34,205	35,398	3.49%

27.4    Commitments from leases and rentals

For leases of low value assets, such as computers, printers and furniture, short-term leases, as well as for leases of land for development of wind power generation projects, whose payment is made based on variable remuneration, the amounts are recognized in the statement of income as operating costs and/or expenses (Note 32.6). The balance of commitments from leases and rentals is shown below:

	Less than		Over
	1 year	1 to 5 years	5 years	12.31.2019
Commitments from leases and rents	6,347	29,645	158,826	194,818